Note Investment Securities Available for Sale (AFS securities in a continuous unrealized loss position) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 4,498,383	$ 5,641,750
Less than 12 months Gross Unrealized Losses	30,555	90,451
12 months or more Fair Value	4,651,571	373,987
12 months or more Gross Unrealized Losses	102,530	22,485
Total Fair Value	9,149,954	6,015,737
Total Gross Unrealized Losses	133,085	112,936
US Treasury Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	2,608,473	1,162,110
Less than 12 months Gross Unrealized Losses	14,749	9,579
12 months or more Fair Value	1,027,066	0
12 months or more Gross Unrealized Losses	13,862	0
Total Fair Value	3,635,539	1,162,110
Total Gross Unrealized Losses	28,611	9,579
Obligations of U.S. Government sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	214,670	430,273
Less than 12 months Gross Unrealized Losses	1,108	2,426
12 months or more Fair Value	376,807	3,126
12 months or more Gross Unrealized Losses	3,228	79
Total Fair Value	591,477	433,399
Total Gross Unrealized Losses	4,336	2,505
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	6,609	6,258
Less than 12 months Gross Unrealized Losses	59	161
12 months or more Fair Value	0	16,512
12 months or more Gross Unrealized Losses	0	6,092
Total Fair Value	6,609	22,770
Total Gross Unrealized Losses	59	6,253
Collateralized Mortgage Obligations - Federal agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	153,336	505,503
Less than 12 months Gross Unrealized Losses	2,110	8,112
12 months or more Fair Value	595,339	339,236
12 months or more Gross Unrealized Losses	24,922	15,933
Total Fair Value	748,675	844,739
Total Gross Unrealized Losses	27,032	24,045
Mortgage Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	1,515,295	3,537,606
Less than 12 months Gross Unrealized Losses	12,529	70,173
12 months or more Fair Value	2,652,359	15,113
12 months or more Gross Unrealized Losses	60,518	381
Total Fair Value	4,167,654	3,552,719
Total Gross Unrealized Losses	$ 73,047	$ 70,554